10. EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2021
Notes
10. EMPLOYEE BENEFIT PLANS

10.EMPLOYEE BENEFIT PLANS

The Company maintains a 401(k) plan, which is qualified under Section 401(a) and Section 401(k) of the Internal Revenue Code of 1986 (the “Code”), as amended, to cover employees of the Company.

Any employee who is 18 years of age or older is eligible to participate in the 401(k) plan on the first day of the month following the completion of one complete calendar month of continuous employment and the Company begins matching up to 4.50% of an employee’s deferred contribution, up to 6.00% of their total compensation.  During 2021, 2020 and 2019, the Company contributed $2,574,754, $2,505,468 and $2,482,686, respectively, in matching funds for employee 401(k) deferred accounts.

The Company also maintains a non-qualified deferred compensation plan for employees who receive compensation in excess of the amount provided in Section 401(a)(17) of the Code, as such amount may be adjusted from time to time in accordance with the Code.